Commitments and Contingencies (Minimum Future Rental Payments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies [Abstract]
2019	$ 1,007
2020	726
2021	205
Thereafter	40
Total	1,978
Aggregate office rent expenses	$ 583	$ 523	$ 528